Accrued Compensation for Related Parties (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Accrued compensation - related parties	$ 151,500	$ 154,500	$ 58,500